Right of use assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Right of use assets
Balance at the beginning	£ 2,453	£ 3,121
Balance at the end	1,969	2,453
Property
Right of use assets
Balance at the beginning	2,453
Balance at the end	1,969	2,453
Property | Cost or valuation
Right of use assets
Balance at the beginning	4,274	4,091
Additions	246	183
Disposals	(332)
Depreciation on disposals	(332)
Balance at the end	4,188	4,274
Property | Accumulated depreciation
Right of use assets
Balance at the beginning	(1,821)	(970)
Disposals	332
Charge for the year	730	658
Depreciation on disposals	332
Impairment		193
Balance at the end	£ (2,219)	£ (1,821)